9. Prepaid Expenses and Other Current Assets, net	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets, net

9.	Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets, net as of December 31, 2020 and 2019 consist of the following:

	December 31, 2020	December 31, 2019
Value-added tax recoverable, current	$268	$193
Deposit and prepayment for acquisitions, net of provision of $11,069 and $10,921, respectively	56	56
Other deposit and prepayment, net of provision of $3,973 and $3,584, respectively (a)	2,891	2,659
Other receivable, net of provision of $2,466 and $1,968, respectively (b)	1,803	2,262
Total prepaid expenses and other current assets	$5,018	$5,170

(a)	Other Deposit and Prepayment

Other deposit and prepayment primarily include: i) prepayment of $3,132 to purchase land from Shengrun Intl Industry Group INC (“Shengrun”) to develop solar projects in California as of December 31, 2019, of which full provision has been provided during the year ended December 31, 2019 after assessing the possibility of collectivity; ii) prepayment made to vendors to purchase PV modules, rental deposits and other prepaid expenses.

(b)	Other receivable

Other receivable as of December 31, 2020 mainly included: i) the business fund lent to a third party, Tocoo Corporation with no interest bearing of $1,686 (2019: $1,320). The Company assessed the collectability of the receivable and concluded no provision was needed as of December 31, 2020 and 2019; ii) other receivable of $2,583 (2019: $2,910) for project payment on behalf of third parties, the Group assessed the collectability and provision of $2,466 (2019: $1,968) was accrued.